                            Wells Fargo Passage(SM)
                                Variable Annuity

                             Hartford Global Leader
                                    HLS Fund

                          Hartford Growth Opportunity
                                    HLS Fund

                             Hartford Money Market
                                    HLS Fund

                               Semi-Annual Report
                                 June 30, 2002

                  Issued by: Fortis Benefits Insurance Company

Hartford
Growth Opportunities HLS Fund (Formerly Fortis Growth Stock Series)

Portfolio Manager

[PHOTO OF MICHAEL T. CARMEN]

MICHAEL T. CARMEN, CFA
Vice President
Wellington Management Company, LLP

Performance Overview

[PERFORMANCE GRAPH]


10,000        10,000        10,000
11,507        11,216        11,608
12,518        11,630        13,228
12,165        12,160        12,755
15,531        16,233        16,704
18,080        19,785        19,909
20,326        25,472        26,329
24,191        34,391        31,137
37,537        46,024        35,724
39,033        35,707        41,977
30,112        28,699        41,733
24,692        22,803        40,395


AVERAGE ANNUAL RETURNS (Inception 3/24/1987)


                                1 YEAR      5 YEARS         10 YEARS
Growth Opportunities IA         -24.19%       4.99%           9.46%
Russell 3000 Growth             -26.39%      -0.50%           8.59%
S&P MidCap 400 Index             -4.71%      12.42%          14.98%

The chart represents a hypothetical investment in the Hartford Growth Opportunities HLS Fund. (Returns include the Fund level expenses, but exclude the insurance charges). Past performance does not guarantee future results. The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment.

Class IB shares commenced on May 1, 2002. Class IB share performance prior to that date reflects Class IA share performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. The performance after such date reflects actual Class IB share performance. A $10,000 investment in the Class IB shares on 6/30/1992 would have been alued at $24,082 on 6/30/2002.

- The Fund has changed its benchmark from the S&P MidCap 400 Index to the Russell 3000 Growth Index because the Russell 3000 Growth Index is better suited for the investment strategy of the fund.

Q. How did the Fund perform?

Hartford Growth Opportunities HLS Fund returned -18.0% for the 6-months ended June 30, 2002. The Fund's return exceeded the -20.5% return of the Russell 3000 Growth Index and the -21.1% return of the Lipper Multi-Cap Growth VA-UF Average over the same period.

Q. Why did the Fund perform this way?

The Fund's outperformance versus its market benchmark resulted from a combination of strong sector allocation and stock selection. The Fund's large overweight to the consumer discretionary sector proved to be beneficial as it was one of the better performing sectors over the six-month period. Stock selection within the industrials and health care sectors was also markedly positive with strong relative performance generated by stocks such as St. Jude Medical, Inc. (medical instruments & supplies), McKesson Corp. (consumer non-durables), and Alliant Techsystems, Inc. (metals, minerals & mining). The top three contributors to the Fund's overall performance over this six-month period were Northrup Grumman Corp (transportation), Staples, Inc. (retail) and Beckman Coulter, Inc. (medical instruments & supplies), and three detractors were Enterasys Networks, Inc. (software & services), Sanmina - SCI Corp. (electronics) and Adelphia Communications Corp. (media & entertainment).

Q. What is your outlook for the remainder of 2002?

The US equity market is well on its way to posting its third consecutive year of decline. The last time this happened was sixty years ago (1939-1941), and stocks fell by a cumulative 31%. The trailing three-year performance through June 2002 stands at a comparable 28%. Where do we go from here? Clearly, one has to recognize the risk of further market weakness in the face of heightened geopolitical tensions and growing distrust of corporate management. However, economic fundamentals are improving and more favorable news on corporate profits should follow. History also tells us that past periods of disconnect between Main Street and Wall Street has proven to be temporary.

Hartford
Global Leaders HLS Fund

Portfolio Management

[PHOTO OF ANDREW S. OFFIT]

ANDREW S. OFFIT
Senior Vice President and Partner
Wellington Management Company, LLP

Performance Overview

[PERFORMANCE GRAPH]

10,000        10,000
13,188        12,122
19,830        15,194
18,429        13,231
15,373        11,046
14,111        10,095

AVERAGE ANNUAL RETURNS (Inception 9/30/1998)

                         1 YEAR      SINCE
                                   INCEPTION
  Global Leaders IA      -12.97%     9.62%
  MSCI World             -14.89%     0.25%

The chart represents a hypothetical investment in the Hartford Global Leaders HLS Fund.(Returns include the Fund level expenses, but exclude the insurance charges). Past performance does not guarantee future results. The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment.

A $10,000 investment in the Class IB shares at the Fund's inception of 9/30/1998 would have been valued at $14,016 on 6/30/2002.

Q. How did the Fund perform?

Hartford Global Leaders HLS Fund returned -8.2% for the 6-months ended June 30, 2002. The Fund outperformed the MSCI World Index, which returned -8.6%, but underperformed the Lipper Global Funds VA-UF Average, which returned -7.0% over the same period.

Q. Why did the Fund perform this way?

The Fund benefited from good stock selection in the consumer discretionary area, with holdings such as Peugeot Citroen S.A. (transportation) and Staples, Inc. (retail), and in the information technology sector, with holdings such as Samsung Electronics Co., Ltd. (electronics), Sony Corp. (electronics) and VeriSign, Inc. (software & services). The consumer discretionary sector has and should continue to benefit from the anticipated global economic recovery, as consumers regain confidence and accelerate their spending on non-essential items. Successful stock picking continues to be the primary focus of the market as well as of our process, rather than sector allocation.

Q. What is your outlook for the remainder of 2002?

Looking forward, we are optimistic about the balance of 2002. While rate cuts are likely a thing of the past, we expect to see strengthening economic growth. The markets have time on their side - as we move through 2002, current business trends should improve and comparisons will become easier.

As always, the market environment proves to be both interesting and challenging for global investors. As volatility can cause periods of dislocation, it is increasingly important to pay attention to fundamentals and valuation parameters. Over the long term, we will continue to seek outperformance by identifying the winning sectors and companies.

 HARTFORD GROWTH OPPORTUNITIES HLS FUND

 STATEMENT OF NET ASSETS
 JUNE 30, 2002 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                           MARKET
 SHARES                                                                    VALUE
---------                                                                 --------
COMMON STOCKS -- 97.6%
            BANKS -- 4.5%
     164    American Express Co. .......................................  $  5,967
     149    Countrywide Credit Industries, Inc. ........................     7,194
     179    Fannie Mae..................................................    13,172
                                                                          --------

                                                                            26,333
                                                                          --------

            BUSINESS SERVICES -- 6.5%
    *197    AMN Healthcare Services, Inc. ..............................     6,897
  *1,187    Cendant Corp. ..............................................    18,843
     176    Manpower, Inc. .............................................     6,475
    *595    TeleTech Holdings, Inc. ....................................     5,677
                                                                          --------

                                                                            37,892
                                                                          --------

            CHEMICALS -- 1.7%
     253    Cambrex Corp. ..............................................    10,161
                                                                          --------

            COMMUNICATIONS -- 2.3%
     477    Nokia Corp., ADR............................................     6,908
    *312    UTStarcom, Inc. ............................................     6,295
                                                                          --------

                                                                            13,203
                                                                          --------

            COMPUTERS & OFFICE EQUIPMENT -- 4.9%
    *372    Apple Computer, Inc. .......................................     6,592
    *303    Brocade Communications Systems, Inc. .......................     5,291
     *67    CDW Computer Centers, Inc. .................................     3,150
    *158    Emulex Corp. ...............................................     3,566
    *470    Jabil Circuit, Inc. ........................................     9,920
                                                                          --------

                                                                            28,519
                                                                          --------

            CONSUMER NON-DURABLES -- 3.4%
     157    AmerisourceBergen Corp. ....................................    11,909
     246    McKesson Corp. .............................................     8,057
                                                                          --------

                                                                            19,966
                                                                          --------

            DRUGS -- 11.0%
     197    Abbott Laboratories.........................................     7,432
     161    AstraZeneca PLC, ADR........................................     6,597
     *89    Cubist Pharmaceuticals, Inc. ...............................       842
    *200    Genentech, Inc. ............................................     6,700
    *253    Genzyme Corp. ..............................................     4,868
    *348    Gilead Sciences, Inc. ......................................    11,436
    *260    Millennium Pharmaceuticals, Inc. ...........................     3,154
     *91    Neurocrine Biosciences, Inc. ...............................     2,610
     *69    OSI Pharmaceuticals, Inc. ..................................     1,645
     164    Pharmacia Corp. ............................................     6,138
     277    Schering-Plough Corp. ......................................     6,822
    *244    Watson Pharmaceuticals, Inc. ...............................     6,166
                                                                          --------

                                                                            64,410
                                                                          --------

            ELECTRICAL EQUIPMENT -- 2.3%
    *101    Teradyne, Inc. .............................................     2,374
    *356    Thermo Electron Corp. ......................................     5,874
    *151    Varian, Inc. ...............................................     4,982
                                                                          --------

                                                                            13,230
                                                                          --------

                                                                           MARKET
 SHARES                                                                    VALUE
---------                                                                 --------
            ELECTRONICS -- 10.8%
   *+489    Altera Corp. ...............................................  $  6,644
    *230    Celestica, Inc. ............................................     5,230
    *444    Fairchild Semiconductor International
              Corp., Class A............................................    10,794
    *458    Flextronics International Ltd. .............................     3,262
      89    Harman International Industries, Inc. ......................     4,364
    *210    International Rectifier Corp. ..............................     6,133
    *205    National Semiconductor Corp. ...............................     5,977
    *100    QLogic Corp. ...............................................     3,821
    *870    Sanmina-SCI Corp. ..........................................     5,490
    *487    Taiwan Semiconductor Manufacturing Co.,
              Ltd., ADR.................................................     6,329
   *+681    United Microelectronics Corp., ADR..........................     5,006
                                                                          --------
                                                                            63,050
                                                                          --------

            FINANCIAL SERVICES -- 3.5%
     169    Federated Investors, Inc., Class B..........................     5,856
     100    Goldman Sachs Group, Inc. (The).............................     7,342
     184    Merrill Lynch & Co., Inc. ..................................     7,432
                                                                          --------
                                                                            20,630
                                                                          --------

            FOOD, BEVERAGE & TOBACCO -- 1.2%
    *224    Constellation Brands, Inc. .................................     7,174
                                                                          --------

            HEALTH SERVICES -- 2.5%
   *+203    Cross Country, Inc. ........................................     7,655
     *36    DaVita, Inc. ...............................................       847
    *264    Edwards Lifesciences Corp. .................................     6,132
                                                                          --------
                                                                            14,634
                                                                          --------

            INSURANCE -- 3.5%
     114    Ambac Financial Group, Inc. ................................     7,654
     *83    Anthem, Inc. ...............................................     5,614
    *220    Prudential Financial, Inc. .................................     7,353
                                                                          --------
                                                                            20,621
                                                                          --------

            MACHINERY -- 2.9%
    *243    Lam Research Corp. .........................................     4,376
     137    Pentair, Inc. ..............................................     6,587
    *262    Terex Corp. ................................................     5,895
                                                                          --------
                                                                            16,858
                                                                          --------

            MEDIA & ENTERTAINMENT -- 2.6%
    *324    Cablevision Systems Corp. -- Rainbow
              Media Group, Class A......................................     2,831
    *205    Clear Channel Communications, Inc. .........................     6,558
    *305    Walt Disney Co. (The).......................................     5,768
                                                                          --------
                                                                            15,157
                                                                          --------

            MEDICAL INSTRUMENTS & SUPPLIES -- 4.9%
     272    Beckman Coulter, Inc. ......................................    13,568
     170    DENTSPLY International, Inc. ...............................     6,271
     *39    St. Jude Medical, Inc. .....................................     2,873
    *332    Viasys Healthcare, Inc. ....................................     5,800
                                                                          --------
                                                                            28,512
                                                                          --------

The accompanying notes are an integral part of this financial statement.

 HARTFORD GROWTH OPPORTUNITIES HLS FUND

 JUNE 30, 2002 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                           MARKET
 SHARES                                                                    VALUE
---------                                                                 --------
COMMON STOCKS  -- (CONTINUED)
            RESEARCH & TESTING FACILITIES -- 2.0%
    *457    Applera Corp. -- Celera Genomics Group......................  $  5,482
    *138    Cephalon, Inc. .............................................     6,229
                                                                          --------

                                                                            11,711
                                                                          --------

            RETAIL -- 10.4%
    *221    Abercrombie & Fitch Co. ....................................     5,331
    *352    AnnTaylor Stores Corp. .....................................     8,935
    *191    Electronics Boutique Holdings Corp. ........................     5,585
   *+420    Foot Locker, Inc. ..........................................     6,062
    *234    GameStop Corp. .............................................     4,910
  *1,050    Staples, Inc. ..............................................    20,691
    *146    Starbucks Corp. ............................................     3,616
    *232    Ultimate Electronics, Inc. .................................     6,016
                                                                          --------

                                                                            61,146
                                                                          --------

            SOFTWARE & SERVICES -- 6.8%
    *183    BISYS Group, Inc. (The).....................................     6,091
    *176    Certegy, Inc. ..............................................     6,531
    *185    Electronic Arts, Inc. ......................................    12,206
    *186    Intuit, Inc. ...............................................     9,233
   *+202    THQ, Inc. ..................................................     6,021
                                                                          --------

                                                                            40,082
                                                                          --------

            TRANSPORTATION -- 9.9%
     141    Carnival Corp., Class A.....................................     3,907
    *246    Continental Airlines, Inc., Class B.........................     3,883
     120    Harley-Davidson, Inc. ......................................     6,152
    *+52    JetBlue Airways Corp. ......................................     2,383
     105    Northrop Grumman Corp. .....................................    13,135
    +401    Royal Carrribean Cruises Ltd. ..............................     7,825
    *156    Sabre Holdings Corp. .......................................     5,578
     395    Southwest Airlines Co. .....................................     6,383
    *263    Yellow Corp. ...............................................     8,508
                                                                          --------

                                                                            57,754
                                                                          --------

            Total common stocks.........................................  $571,043
                                                                          ========

PRINCIPAL
 AMOUNT
 -------
SHORT-TERM SECURITIES -- 0.8%
            REPURCHASE AGREEMENT -- 0.8%
 $ 4,658    Joint Repurchase Agreement (See Note 2(d))
              1.884% due 07/01/02.......................................  $  4,658
                                                                          --------

            Total short-term securities.................................  $  4,658
                                                                          ========


                                                             MARKET
                                                             VALUE
                                                            --------
DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost $617,387)...............   97.6%  $571,043
Total short-term securities (cost $4,658).........    0.8      4,658
                                                    -----   --------

Total investment in securities
  (total cost $622,045)...........................   98.4    575,701
Cash, receivables and other assets................    2.2     13,057
Securities lending collateral (See Note 2(i)).....    3.8     22,143
Payable for securities purchased..................   (0.6)    (3,266)
Payable for Fund shares redeemed..................   (0.0)        (1)
Securities lending collateral payable to brokers
  (See Note 2(i)).................................   (3.8)   (22,143)
Other liabilities.................................   (0.0)      (165)
                                                    -----   --------

Net assets........................................  100.0%  $585,326
                                                    =====   ========



SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value 0.010 per share; 200,000
  shares authorized; 31,500 shares outstanding....  $     315
Capital surplus...................................    746,200
Accumulated undistributed net investment loss.....       (832)
Accumulated undistributed net realized loss
  on investments..................................   (114,013)
Unrealized depreciation of investments............    (46,344)
                                                    ---------
Net assets........................................  $ 585,326
                                                    =========


Class IA
  Net asset value per share ($585,093 (divided) 31,487
    shares
  outstanding) (187,500 shares authorized)..................   $18.58
                                                               ======
Class IB
  Net asset value per share ($233 (divided) 13 shares
  outstanding) (12,500 shares authorized)...................   $18.58
                                                               ======

    *  Non-income producing during the period.

    +  All or a portion of this security was on loan as of June 30, 2002. (See
       Note 2(i))

The accompanying notes are an integral part of this financial statement.

 HARTFORD GLOBAL LEADERS HLS FUND

 STATEMENT OF ASSETS AND LIABILITIES
 JUNE 30, 2002 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
COMMON STOCKS -- 96.5%
            AEROSPACE & DEFENSE -- 0.5%
     680    British Aerospace PLC.............................  $  3,476
                                                                --------

            APPAREL & TEXTILE -- 1.0%
     *77    Gucci Group N.V. .................................     7,294
                                                                --------

            BANKS -- 14.3%
     344    American Express Co. .............................    12,501
   *+339    BNP Paribas S.A. .................................    18,774
  +3,851    Banca Monte Dei Paschi di Siena S.p.A. ...........    12,512
     +85    Banco Popular Espanol S.A. .......................     3,760
     190    Bank One Corp. ...................................     7,315
     104    Bank of America Corp. ............................     7,303
    +373    Bayerische Vereinsbank AG.........................    12,117
     140    Citigroup, Inc. ..................................     5,413
    *230    Credit Suisse Group...............................     7,292
     283    Royal Bank of Scotland Group PLC..................     8,012
     242    Wachovia Corp. ...................................     9,236
                                                                --------

                                                                 104,235
                                                                --------

            BUSINESS SERVICES -- 0.9%
   1,074    Capita Group PLC..................................     5,108
     385    Rentokil Initial PLC..............................     1,569
                                                                --------

                                                                   6,677
                                                                --------

            CHEMICALS -- 2.6%
      87    BASF AG...........................................     4,053
     439    Imperial Chemical Industries PLC..................     2,139
     285    du Pont (E.I.) de Nemours & Co. ..................    12,641
                                                                --------

                                                                  18,833
                                                                --------

            COMMUNICATIONS -- 7.0%
   1,831    Koninklijke KPN N.V. .............................     8,571
       1    Nippon Telegraph & Telephone Corp. ...............     5,557
   1,100    Nokia Oyj.........................................    16,101
    *117    QUALCOMM, Inc. ...................................     3,225
   *+680    Tandberg ASA......................................     8,015
   7,215    Vodafone Group PLC................................     9,899
                                                                --------

                                                                  51,368
                                                                --------

            COMPUTERS & OFFICE EQUIPMENT -- 8.3%
      90    3M Co. ...........................................    11,009
  *1,086    Cisco Systems, Inc. ..............................    15,150
    *591    Dell Computer Corp. ..............................    15,449
   1,255    Hewlett-Packard Co. ..............................    19,182
                                                                --------

                                                                  60,790
                                                                --------

            CONSTRUCTION -- 1.8%
     671    Halliburton Co. ..................................    10,693
      35    Lennar Corp. .....................................     2,166
                                                                --------

                                                                  12,859
                                                                --------

            CONSUMER NON-DURABLES -- 1.8%
     315    Gillette Co. (The)................................    10,666
    *121    Mattel, Inc. .....................................     2,542
                                                                --------

                                                                  13,208
                                                                --------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
            DRUGS -- 8.6%
    *209    Amgen, Inc. ......................................  $  8,745
     255    AstraZeneca PLC...................................    10,542
     126    Fujisawa Pharmaceutical Co., Ltd. ................     3,017
     *67    Gilead Sciences, Inc. ............................     2,216
    *253    IDEC Pharmaceuticals Corp. .......................     8,972
    *385    Millennium Pharmaceuticals, Inc...................     4,680
     147    Pfizer, Inc. .....................................     5,152
     173    Pharmacia Corp. ..................................     6,494
     105    Roche Holdings AG.................................     7,906
      98    Wyeth.............................................     5,038
                                                                --------
                                                                  62,762
                                                                --------

            ELECTRICAL EQUIPMENT -- 0.6%
  *3,208    Invensys PLC......................................     4,364
                                                                --------

            ELECTRONICS -- 6.7%
     100    General Electric Co. .............................     2,917
     313    Koninklijke Philips Electronics N.V. .............     8,736
      87    Kyocera Corp. ....................................     6,359
     489    Matsushita Electric Industrial Co., Ltd. .........     6,671
     165    STMicroelectronics N.V. ..........................     4,115
     @67    Samsung Electronics Co., Ltd., GDR................     9,254
      66    Sony Corp. .......................................     3,480
    +177    Thales S.A. ......................................     7,517
                                                                --------
                                                                  49,049
                                                                --------

            ENERGY & SERVICES -- 4.8%
  +4,287    Cnooc Ltd. .......................................     5,744
     254    ExxonMobil Corp. .................................    10,373
    +103    TotalFinaElf S.A., B Shares.......................    16,720
     +16    YUKOS, ADR........................................     2,239
                                                                --------
                                                                  35,076
                                                                --------

            FINANCIAL SERVICES -- 2.1%
     319    AXA...............................................     5,833
      29    Goldman Sachs Group, Inc. (The)...................     2,149
      54    Merrill Lynch & Co., Inc. ........................     2,187
   1,033    Nikko Cordial Corp. ..............................     5,214
                                                                --------
                                                                  15,383
                                                                --------

            FOOD, BEVERAGE & TOBACCO -- 5.1%
     883    Imperial Tobacco Group............................    14,294
     149    PepsiCo., Inc. ...................................     7,172
      71    Reynolds (R.J.) Tobacco Holdings, Inc. ...........     3,827
   1,322    Scottish & Newcastle PLC..........................    12,197
                                                                --------
                                                                  37,490
                                                                --------

            FOREST & PAPER PRODUCTS -- 2.9%
     285    International Paper Co. ..........................    12,412
    +223    UPM-Kymmene Oyj...................................     8,763
                                                                --------
                                                                  21,175
                                                                --------

            INSURANCE -- 0.6%
     *44    Aetna, Inc. ......................................     2,111
      37    Chubb Corp. (The).................................     2,613
                                                                --------
                                                                   4,724
                                                                --------

The accompanying notes are an integral part of this financial statement.

 HARTFORD GLOBAL LEADERS HLS FUND

 JUNE 30, 2002 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
COMMON STOCKS  -- (CONTINUED)
            MACHINERY -- 2.8%
    *125    American Standard Cos., Inc. .....................  $  9,380
     227    Deere & Co. ......................................    10,869
                                                                --------

                                                                  20,249
                                                                --------

            MEDIA & ENTERTAINMENT -- 4.1%
  +1,326    Mediaset S.p.A. ..................................    10,264
    +294    News Corp. Ltd., ADR..............................     6,730
     189    Promotora de Informaciones S.A. ..................     1,596
    +350    Societe Television Francaise 1....................     9,363
     *45    Viacom, Inc., Class B.............................     2,014
                                                                --------

                                                                  29,967
                                                                --------

            MEDICAL INSTRUMENTS & SUPPLIES -- 0.2%
     *61    Boston Scientific Corp. ..........................     1,786
                                                                --------

            METALS, MINERALS & MINING -- 2.9%
   *+427    Arcelor...........................................     6,066
   *+432    Freeport-McMoRan Copper & Gold, Inc.,
              Class B.........................................     7,704
    *+84    Inco Ltd..........................................     1,911
    +199    SFK AB............................................     5,150
                                                                --------

                                                                  20,831
                                                                --------

            RESEARCH & TESTING FACILITIES -- 1.0%
    +140    Linde AG..........................................     7,131
                                                                --------

            RETAIL -- 6.7%
     *53    Gucci Group.......................................     4,935
     171    ITO-YOKADO Co., Ltd. .............................     8,560
      47    Lowe's Cos., Inc. ................................     2,125
     479    Marks & Spencer PLC...............................     2,720
    *257    McDonald's Corp. .................................     7,323
    *509    Staples, Inc. ....................................    10,031
      70    Wal-Mart Stores, Inc. ............................     3,867
    *150    eBay, Inc. .......................................     9,249
                                                                --------

                                                                  48,810
                                                                --------

            SOFTWARE & SERVICES -- 3.8%
    *143    Microsoft Corp. ..................................     7,822
  *1,689    Oracle Corp. .....................................    15,999
    *114    Trend Micro, Inc. ................................     3,172
                                                                --------

                                                                  26,993
                                                                --------

            TRANSPORTATION -- 5.4%
    +138    Canadian National Railway Co. ....................     7,143
    +118    DaimlerChrysler AG................................     5,725
      77    Harley-Davidson, Inc. ............................     3,932
      76    Northrop Grumman Corp. ...........................     9,488
   1,401    P&O Princess Cruises PLC..........................     8,840
     +74    Peugeot Citroen S.A. .............................     3,830
                                                                --------

                                                                  38,958
                                                                --------

            Total common stocks (cost $709,431)...............  $703,488
                                                                ========

                                                                 MARKET
 SHARES                                                          VALUE
 -------                                                        --------
CONVERTIBLE PREFERRED STOCKS -- 0.7%
            COMMUNICATIONS -- 0.7%
    @@ 0    Nortel Networks Corp. (Communications)............  $  5,054
                                                                --------

            Total convertible preferred stocks
              (cost $4,743)...................................  $  5,054
                                                                ========

PRINCIPAL
 AMOUNT
 -------
SHORT-TERM SECURITIES -- 4.6%
            REPURCHASE AGREEMENT -- 4.6%
 $33,465    Joint Repurchase Agreement
              (See Note 2(d))
              1.884% due 07/01/02.............................  $ 33,465
                                                                --------
            Total short-term securities (cost $33,465)........  $ 33,465
                                                                ========

STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investment in securities, at value
  (total cost $747,639) -- see accompanying portfolio.......  $742,007
Receivable for securities sold..............................    52,305
Receivable for Fund shares sold.............................       137
Receivable for dividends and interest.......................     1,213
Security lending collateral.................................   104,980
Cash and other assets.......................................        79
                                                              --------
Total assets................................................   900,721
                                                              ========
LIABILITIES
Payable for securities purchased............................    48,570
Payable for Fund shares redeemed............................    17,830
Security lending collateral payable to brokers..............   104,980
Other liabilities...........................................       115
                                                              --------
Total liabilities...........................................   171,495
                                                              ========
Net assets..................................................  $729,226
                                                              ========

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value 0.001 per share; 800,000 shares
  authorized; 550,990 shares outstanding....................  $    551
Capital surplus.............................................   915,529
Accumulated undistributed net investment income.............     3,650
Accumulated undistributed net realized loss
  on investments............................................  (184,994)
Unrealized depreciation of investments......................    (5,632)
Unrealized appreciation of forward foreign currency
  contracts (See Note 2(g))@@@..............................        33
Unrealized appreciation of other assets and liabilities in
  foreign currencies........................................        89
                                                              --------
Net assets..................................................  $729,226
                                                              ========

Class IA
  Net asset value per share ($676,758 (divided)
    511,235 shares outstanding) (600,000 shares
    authorized)....................................  $1.32
                                                     =====
Class IB
  Net asset value per share ($52,468 (divided)
    39,755 shares outstanding) (200,000 shares
    authorized)....................................  $1.32
                                                     =====

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

    *  Non-income producing during the period.

    +  All or a portion of this security was on loan as of June 30, 2002. (See
       Note 2(i))

    @ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2002, the market value of these securities amounted to $9,254 or 1.3% of net assets.

   @@ Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

       @@@FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JUNE 30, 2002

                                                                                      UNREALIZED
                                                  CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                  MARKET VALUE          AMOUNT            DATE           (DEPRECIATION)
-----------                  ------------         --------         --------         --------------
British Pound (Buy)             $2,160             $2,171          7/3/2002              $(11)
British Pound (Sell)               988                990          7/1/2002                 2
British Pound (Sell)               794                796          7/2/2002                 2
EURO (Buy)                       1,609              1,600          7/1/2002                 9
EURO (Buy)                       4,910              4,899          7/2/2002                11
EURO (Buy)                         709                711          7/3/2002                (2)
Japanese Yen (Sell)              4,426              4,450          7/1/2002                24
Swiss Franc (Buy)                  945                947          7/3/2002                (2)
                                                                                         ----
                                                                                         $ 33
                                                                                         ====

The accompanying notes are an integral part of this financial statement.

 HARTFORD MONEY MARKET HLS FUND

 STATEMENT OF NET ASSETS
 JUNE 30, 2002 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
COMMERCIAL PAPER -- 27.9%
$  20,000   Abbey National North America
              2.09% due 11/04/02..............................  $   19,854
   15,000   Bradford & Bingley Building PLC
              1.96% due 08/02/02..............................      14,974
   21,000   Cargill, Inc.
              1.92% due 08/12/02..............................      20,953
   10,000   Caterpillar Financial Services, Inc.
              1.91% due 07/11/02..............................       9,995
    3,000   Caterpillar Financial Services, Inc.
              1.94% due 08/06/02..............................       2,994
   21,000   Diageo Capital PLC
              2.86% due 03/18/03..............................      20,566
   50,000   Federal Home Loan Bank
              1.76% due 07/31/02..............................      49,927
   30,000   Federal National Mortgage Association
              1.76% due 07/17/02..............................      29,977
   21,500   Federal National Mortgage Association
              1.88% due 08/07/02..............................      21,458
   17,100   Freddie Mac
              1.715% due 08/09/02.............................      17,068
   20,900   Freddie Mac
              1.715% due 08/15/02.............................      20,855
   22,000   Freddie Mac
              1.87% due 08/02/02..............................      21,963
   31,500   Gannett Co., Inc.
              1.77% due 07/08/02..............................      31,489
   15,000   Goldman Sachs Group, Inc. (The)
              1.92% due 08/13/02..............................      14,966
   15,500   Goldman Sachs Group, Inc. (The)
              1.94% due 08/05/02..............................      15,471
   34,000   Halifax PLC
              1.84% due 07/25/02..............................      33,958
   43,000   Johnson & Johnson
              1.77% due 07/18/02..............................      42,964
   22,000   Lehman Brothers Holdings, Inc.
              1.91% due 07/12/02..............................      21,987
   32,000   Lehman Brothers Holdings, Inc.
              2.01% due 08/21/02..............................      31,909
   23,000   Nationwide Building Soceity
              1.94% due 08/09/02..............................      22,952
   25,000   Nestle Capital Corp.
              1.93% due 08/07/02..............................      24,950
   22,000   Nordea North America, Inc.
              2.53% due 12/11/02..............................      21,748
   21,000   Svenska Handelsbanken, Inc.
              2.23% due 09/25/02..............................      20,888
   15,000   Swedbank
              2.04% due 09/30/02..............................      14,923
   28,000   Swedbank
              2.53% due 12/13/02..............................      27,675
   20,000   UBS Finance (Deleware), Inc.
              2.07% due 09/04/02..............................      19,925
   32,000   Washington Post Co.
              1.92% due 08/06/02..............................      31,939
                                                                ----------

                                                                   628,328
                                                                ----------

            Total commercial paper............................  $  628,328
                                                                ==========


PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
CORPORATE NOTES -- 59.1%
$  30,000   Abbey National North America
              1.78% due 08/19/02..............................  $   29,927
    9,000   Abbott Laboratories
              1.75% due 08/02/02..............................       8,986
   44,750   Abbott Laboratories
              1.76% due 07/10/02..............................      44,730
   50,000   American Express Credit Corp.
              1.75% due 08/27/02..............................      49,861
   40,000   Bradford & Bingley Building PLC
              1.93% due 10/17/02..............................      39,768
   36,000   Bristol-Myers Squibb Co.
              1.75% due 07/29/02..............................      35,951
   10,000   Caterpillar Financial Services, Inc.
              1.75% due 08/19/02..............................       9,976
   27,000   Caterpillar Financial Services, Inc.
              1.78% due 07/22/02..............................      26,972
    7,000   Coca-Cola Co. (The)
              1.75% due 07/08/02..............................       6,998
   25,000   Emerson Electric Co.
              1.76% due 08/23/02..............................      24,935
   22,000   Gannett Co., Inc.
              1.77% due 08/20/02..............................      21,946
   21,500   General Electric Capital Corp.
              5.375% due 01/15/03.............................      21,838
   32,000   General Electric Capital Corp.
              7.00% due 02/03/03..............................      32,781
   15,000   Gillette Co. (The)
              1.75% due 09/06/02..............................      14,951
   20,000   Goldman Sachs Group, Inc. (The)
              2.053% due 11/21/02.............................      20,012
    3,000   Goldman Sachs Group, Inc. (The)
              2.083% due 08/21/02.............................       3,001
   11,500   Halifax PLC
              1.79% due 07/03/02..............................      11,499
  @27,000   Honda Motor Corp.
              2.015% due 01/13/03.............................      27,005
  @23,000   Honda Motor Corp.
              2.04% due 10/09/02..............................      23,000
   40,000   International Lease Finance
              1.81% due 08/14/02..............................      39,912
   10,000   Johnson & Johnson
              1.77% due 08/14/02..............................       9,978
   41,500   Key Bank N.A.
              2.00% due 02/07/03..............................      41,533
   29,000   Merrill Lynch & Co., Inc.
              2.079% due 10/21/02.............................      29,020
   32,000   Morgan (J.P.) Chase & Co.
              2.006% due 03/06/03.............................      32,032
   17,000   Morgan (J.P.) Chase & Co.
              2.02% due 02/20/03..............................      17,019

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
CORPORATE NOTES  -- (CONTINUED)
$  10,000   Morgan (J.P.) Chase & Co., Inc.
              2.046% due 01/30/03.............................  $   10,010
   13,000   Morgan Stanley Dean Witter & Co.
              2.06% due 10/15/02..............................      13,005
   40,000   Morgan Stanley Dean Witter & Co.
              2.103% due 02/21/03.............................      40,069
  @20,000   Nationwide Building Society
              1.84% due 02/14/03..............................      20,000
   28,000   Nordea North America, Inc.
              1.78% due 07/08/02..............................      27,990
   25,000   Old Line Funding Corp.
              1.78% due 07/02/02..............................      24,999
   21,000   Old Line Funding Corp.
              1.79% due 08/15/02..............................      20,953
   10,000   Pfizer, Inc.
              1.75% due 07/24/02..............................       9,989
   42,000   Province of Quebec
              1.92% due 11/01/02..............................      41,724
  @32,000   SBC Communications, Inc.
              1.857% due 03/14/03.............................      32,000
    6,000   Salomon Smith Barney Holdings
              2.08% due 07/24/02..............................       6,001
   54,000   Salomon Smith Barney Holdings
              1.78% due 09/16/02..............................      53,795
    9,000   Sara Lee Corp.
              1.82% due 07/25/02..............................       8,989
   10,000   Sara Lee Corp.
              1.83% due 07/24/02..............................       9,988
   14,000   Sara Lee Corp.
              1.83% due 07/29/02..............................      13,980
   60,000   State Street Corp.
              1.76% due 09/03/02..............................      59,812
   20,000   Svenska Handelsbanken, Inc.
              1.77% due 08/29/02..............................      19,942
   30,000   Toronto-Dominion Holdings Corp.
              1.82% due 10/07/02..............................      29,851
   43,000   Toyota Motor Credit Corp.
            1.92% due 10/11/02................................      42,998
   21,000   US Bancorp
              2.113% due 11/01/02.............................      21,018
   43,000   Unilever
              2.06% due 10/24/02..............................      43,019
   49,000   Wal-Mart Stores
              1.75% due 07/23/02..............................      48,948

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
$  17,000   Washington Post Co.
              1.78% due 09/09/02..............................  $   16,941
   12,000   Wells Fargo & Co.
              1.77% due 07/22/02..............................      11,988
   42,000   Wells Fargo & Co.
              1.77% due 08/26/02..............................      41,884
   15,500   Wyeth
              1.88% due 07/16/02..............................      15,488
   21,000   Wyeth
              1.90% due 07/15/02..............................      20,984
                                                                ----------
                                                                 1,329,996
                                                                ----------
            Total corporate notes.............................  $1,329,996
                                                                ==========
REPURCHASE AGREEMENT -- 7.8%
$ 175,923   Joint Repurchase Agreement
              (See Note 2(d))
              1.905% due 07/01/02.............................  $  175,923
                                                                ----------
            Total repurchase agreement........................  $  175,923
                                                                ==========


DIVERSIFICATION OF NET ASSETS:
Total commercial paper (cost
  $628,328)............................    27.9%  $  628,328
Total corporate notes (cost
  $1,329,996)..........................    59.1    1,329,996
Total short-term securities (cost
  $175,923)............................     7.8      175,923
                                         ------   ----------
Total investment in securities
  (total cost $2,134,247)..............    94.8    2,134,247
Cash, receivables and other assets.....     5.3      119,298
Payable for fund shares redeemed.......     0.0         (428)
Dividends payable......................    (0.1)      (2,399)
Other liabilities......................     0.0          (24)
                                         ------   ----------
Net assets.............................   100.0%  $2,250,694
                                         ======   ==========


SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value 0.10 per share;
  4,000,000 shares authorized; 2,250,694 shares
  outstanding..................................  $  225,068
Capital surplus................................   2,025,626
                                                 ----------
Net assets.....................................  $2,250,694
                                                 ==========


Class IA
  Shares of beneficial interest outstanding,
    $0.10 par value 3,000,000 shares authorized
      (Net assets $2,053,113)...................  2,053,113
                                                  =========
  Net asset value...............................      $1.00
                                                  =========
Class IB
  Shares of beneficial interest outstanding,
    $0.10 par value 1,000,000 shares authorized
      (Net assets $197,581).....................    197,581
                                                  =========
                                                      $1.00
                                                  =========


    @ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2002, the market value of these securities amounted to $102,005 or 4.5% of net assets.

The accompanying notes are an integral part of this financial statement.

 HARTFORD HLS MUTUAL FUNDS

 STATEMENTS OF OPERATIONS
 FOR THE PERIOD ENDED JUNE 30, 2002 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                                                                     Hartford
                                                                    HARTFORD                  Hartford             Money Market
                                                              GROWTH OPPORTUNITIES         Global Leaders           HLS Fund,
                                                                  HLS FUND(a)                 HLS Fund                 Inc.
                                                              --------------------         --------------         --------------
INVESTMENT INCOME:
  Dividends.................................................       $   1,333                  $  6,280               $    --
  Interest..................................................             111                      (125)               21,221
  Securities lending........................................              15                       399                    --
  Less: Foreign tax withheld................................              --                      (432)                   --
                                                                   ---------                  --------               -------
    Total investment income, net............................           1,459                     6,122                21,221
                                                                   ---------                  --------               -------
EXPENSES:
  Investment advisory fees..................................           2,116                     1,625                 2,513
  Administrative services fees..............................              --                       606                 2,010
  Accounting services.......................................              --                        61                   201
  Custodian fees, gross.....................................              22                        78                     1
  Board of Directors fees...................................              27                         2                     4
  Distribution Fees -- Class IB.............................              --                        64                   186
  Other expenses............................................             126                        37                   106
                                                                   ---------                  --------               -------
    Total expenses, (before waivers and offsets)............           2,291                     2,473                 5,021
  Distribution Fees -- Class IB waived......................              --                        12                    37
                                                                   ---------                  --------               -------
    Total expenses net......................................           2,291                     2,461                 4,984
                                                                   ---------                  --------               -------
  Net investment income (loss)..............................            (832)                    3,661                16,237
                                                                   ---------                  --------               -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security transactions.........         (23,197)                  (19,100)                   80
  Net realized gain on forward foreign currency contracts...              --                        64                    --
  Net realized loss on foreign currency transactions........              --                       (15)                   --
  Net unrealized depreciation of investments................        (107,088)                  (39,325)                   --
  Net unrealized appreciation of forward foreign currency
    contracts...............................................              --                        22                    --
  Net unrealized appreciation on translation of other assets
    and liabilities in foreign currencies...................              --                       113                    --
                                                                   ---------                  --------               -------
  Net realized and unrealized gain (loss) on investments....        (130,285)                  (58,241)                   80
                                                                   ---------                  --------               -------
  Net increase (decrease) in net assets resulting from
    operations..............................................       $(131,117)                 $(54,580)              $16,317
                                                                   =========                  ========               =======

(a) Formerly Fortis Growth Stock Series.

The accompanying notes are an integral part of these financial statements.

 HARTFORD HLS MUTUAL FUNDS

 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE PERIOD ENDED JUNE 30, 2002 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                    HARTFORD                  HARTFORD         HARTFORD
                                                              GROWTH OPPORTUNITIES         GLOBAL LEADERS    MONEY MARKET
                                                                  HLS FUND(A)                 HLS FUND      HLS FUND, INC.
                                                              --------------------         --------------   --------------
OPERATIONS:
  Net investment income (loss)..............................       $    (832)                 $  3,661        $   16,237
  Net realized gain (loss) on investments...................         (23,197)                  (19,051)               80
  Net unrealized depreciation of investments................        (107,088)                  (39,190)               --
                                                                   ---------                  --------        ----------
  Net increase (decrease) in net assets resulting from
    operations..............................................        (131,117)                  (54,580)           16,317
                                                                   ---------                  --------        ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class IA................................................              --                      (379)          (15,112)
    Class IB................................................              --                       (20)           (1,205)
                                                                   ---------                  --------        ----------
    Total distributions.....................................              --                      (399)          (16,317)
                                                                   ---------                  --------        ----------
CAPITAL SHARE TRANSACTIONS:
    Class IA................................................         (38,881)                  242,519           185,592
    Class IB................................................             256                     7,669            45,453
                                                                   ---------                  --------        ----------
  Net increase (decrease) from capital share transactions...         (38,625)                  250,188           231,045
                                                                   ---------                  --------        ----------
  Net increase (decrease) in net assets.....................        (169,742)                  195,209           231,045
NET ASSETS:
  Beginning of period.......................................         755,068                   534,017         2,019,649
                                                                   ---------                  --------        ----------
  End of period.............................................       $ 585,326                  $729,226        $2,250,694
                                                                   =========                  ========        ==========
  Accumulated undistributed net investment income (loss)....       $    (832)                 $364,800        $       --
                                                                   =========                  ========        ==========

(a) Formerly Fortis Growth Stock Series.

The accompanying notes are an integral part of these financial statements.

 HARTFORD HLS MUTUAL FUNDS

 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE PERIOD ENDED DECEMBER 31, 2001
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  HARTFORD                  HARTFORD               HARTFORD
                                                            GROWTH OPPORTUNITIES         GLOBAL LEADERS          MONEY MARKET
                                                                HLS FUND(A)                 HLS FUND            HLS FUND, INC.
                                                            --------------------         --------------         --------------
OPERATIONS:
  Net investment income...................................       $      (89)               $   3,839              $   60,211
  Net realized gain (loss) on investments.................          (80,614)                (124,086)                     21
  Net unrealized appreciation of investments..............         (161,095)                  15,458                      --
                                                                 ----------                ---------              ----------
  Net increase (decrease) in net assets resulting from
    operations............................................         (241,798)                (104,789)                 60,232
                                                                 ----------                ---------              ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class IA..............................................               --                   (2,848)                (57,052)
    Class IB..............................................               --                     (225)                 (3,180)
  From net realized gain on investments
    Class IA..............................................         (218,095)                  (5,702)                     --
    Class IB..............................................               --                     (469)                     --
                                                                 ----------                ---------              ----------
    Total distributions...................................         (218,095)                  (9,244)                (60,232)
                                                                 ----------                ---------              ----------
CAPITAL SHARE TRANSACTIONS:
    Class IA..............................................          151,955                   19,281                 625,245
    Class IB..............................................               --                   30,383                 115,859
                                                                 ----------                ---------              ----------
  Net increase from capital share transactions............          151,955                   49,664                 741,104
                                                                 ----------                ---------              ----------
  Net increase (decrease) in net assets...................         (307,938)                 (64,369)                741,104
NET ASSETS:
  Beginning of period.....................................        1,063,005                  598,386               1,278,545
                                                                 ----------                ---------              ----------
  End of period...........................................       $  755,068                $ 534,017              $2,019,649
                                                                 ==========                =========              ==========
  Accumulated undistributed net investment income.........       $       --                $     388              $       --
                                                                 ==========                =========              ==========

(a) Formerly Fortis Growth Stock Series.

The accompanying notes are an integral part of these financial statements.

 HARTFORD HLS MUTUAL FUNDS

 NOTES TO FINANCIAL STATEMENTS
 JUNE 30, 2002 (UNAUDITED)
 ($000'S OMITTED)
--------------------------------------------------------------------------------

1.   ORGANIZATION:

     The Hartford HLS Mutual Funds serve as the underlying investment vehicles for certain variable annuity and variable life insurance separate account contracts of Fortis Benefits Insurance Company. The Funds are stated below.

     Hartford Growth Opportunities HLS Fund, Hartford Global Leaders HLS Fund and Hartford Money Market HLS Fund. Each "Fund" or together the "Funds" are organized under the laws of the State of Maryland and are registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies.

     The Funds, which have different investment goals and policies, are described below.

    Hartford Growth Opportunities HLS Fund (formerly       Seeks short and long-term capital appreciation by
      Fortis Growth Stock Series)                          investing primarily in a diversified portfolio of
                                                           common stocks covering a broad range of industries,
                                                           companies and market capitalizations that the fund's
                                                           sub-adviser, Wellington Management Company, LLP
                                                           ("Wellington"), believes have superior growth
                                                           potential.
    Hartford Global Leaders HLS Fund                       Seeks growth of capital by investing at least 65% of
                                                           its assets in common stocks of high-quality growth
                                                           companies worldwide.
    Hartford Money Market HLS Fund, Inc.                   Seeks maximum current income consistent with liquidity
                                                           and preservation of capital.

     Each Fund is divided into Class IA and IB shares. Each class is offered at net asset value without a sales charge and is subject to the same expenses except that the Class IB shares are subject to distribution fees charged pursuant to a Rule 12b-1 plan. Distribution and Service Plans have been adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies of the Funds, which are in accordance with generally accepted accounting principles in the investment company industry:

     a) Security Transactions -- Security transactions are recorded on the trade date (the day the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

     b) Security Valuation -- Equity securities are valued at the last sales price reported on principal securities exchanges on which such securities are traded (domestic or foreign) or on the principal over-the-counter market on which such securities are traded as of the close of business on the day the securities are being valued. If no sale occurred on a particular day and in the case of certain equity securities traded over-the-counter, then such securities are valued at the mean between the bid and asked prices. Securities quoted in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of each business day. Options are valued at the last sales price; if no sale took place on such day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available and all other assets are valued in good faith at their fair values under the direction of the Funds' Board of Directors.

         Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Mortgage securities are valued at the bid price. Short-term securities held in Hartford Money Market HLS Fund, Inc. are valued at amortized cost or original cost plus accrued interest receivable, both of which approximate market value. In the remaining Funds, short-term investments purchased with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term investments purchased with a maturity of more than 60 days are valued based on market quotations until the remaining days to maturity become less than 61 days. From such time until maturity, the investments are valued at amortized cost.

 HARTFORD HLS MUTUAL FUNDS

 JUNE 30, 2002 (UNAUDITED)
 (000'S OMITTED)
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     c)  Foreign Currency Transactions -- The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

         The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

         Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

     d) Repurchase Agreements -- A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Funds enter into a repurchase agreement, the value of the underlying collateral security(ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities which serve to collateralize the repurchase agreement are held by each Fund's custodian in book entry or physical form in the custodial account of the Fund. Repurchase agreements are valued at cost plus accrued interest receivable. All repurchase agreements are handled through the Fund's custodian, State Street Bank.

         Certain Funds, together with other investment management companies having investment advisory agreements with Wellington have an interest in a $1,203,555 joint repurchase agreement dated 06/28/02 with State Street Bank, 1.884% due 07/01/02. This joint repurchase agreement is collateralized by $1,227,842 U.S. Treasury Bonds 5.25% - 12.00% due 08/15/2013 - 08/15/2029. The maturity amount for the Hartford Growth Opportunities HLS Fund is $4,659 and the maturity amount for the Hartford Global Leaders HLS Fund is $33,470.

         Certain Funds, together with other investment management companies having investment advisory agreements with The Hartford Investment Management Company (HIMCO) have an interest in a $405,658 joint repurchase agreement dated 06/28/02 with State Street Bank, 1.905% due 07/01/02. This joint repurchase agreement is collateralized by $305,706 U.S. Treasury Bonds 6.25% - 13.25% due 05/15/14 - 08/15/23, $50,008
         U.S. Treasury Notes 5.75% due 11/15/05 and $50,008 U.S. Treasury Bills 0.00% due 11/29/02. The maturity amount for the Hartford Money Market HLS Fund, Inc. is $175,951.

     e) Joint Trading Account -- Pursuant to an exemptive order issued by the SEC, the Funds may transfer uninvested cash balances into a joint trading account managed by HIMCO or Wellington. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments. As of June 30, 2002 there are no joint trading accounts.

     f) Futures, Options on Futures and Options Transactions -- A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. When the Funds enter into such contracts, they are required to deposit with their custodian an amount of "initial margin" of cash or U.S. Treasury bills. Subsequent payments, called maintenance margin, to and from the broker-dealer, are made on a daily basis as the price of the underlying debt security fluctuates, making the long and short positions in the futures contract more or less valuable (i.e., mark-to-market), which results in an unrealized gain or loss to the Funds. The market value of a traded futures contract is the last sale price. In the absence of a last sale price, the last offering price is used. In the absence of either of these prices, fair value is determined according to procedures established by the Funds' Board of Directors. The variation margin on futures contracts is included in cash, receivables and other assets as applicable, in the Fund's Statement of Net Assets.

         At any time prior to the expiration of the futures contract, the Funds may close the position by taking an opposite position which would operate to terminate the position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Funds and the Funds realize a gain or loss.

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         The use of futures contracts involve elements of market and counter party risk, which may exceed the amounts recognized in the Statements of Net Assets. Change in the value of the futures contracts may decrease the effectiveness of the Fund's strategies and potentially result in loss.

         The premium paid by a Fund for the purchase of a call or put option is included in the Fund's Statement of Net Assets and subsequently "marked-to-market" to reflect the current market value of the option purchased as of the end of the reporting period. If an option, which the Fund has purchased, expires on its stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid to buy the call.

         The Funds may write covered options. "Covered" means that so long as the Fund is obligated as the writer of an option, it will own either the underlying securities or currency or an option to purchase or sell the same underlying securities or currency having an expiration date of the covered option at an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with its custodian for the term of the option a "segregated account" consisting of cash or other liquid securities having a value equal to the fluctuating market value of the option securities or currencies. The Fund receives a premium from writing a call or put option, which increases the Fund's return if the option expires unexercised or is closed out at a net profit. The Funds had no option activity for the six months ended June 30, 2002.

     g) Forward Foreign Currency Contracts -- As of June 30, 2002, Hartford Global Leaders HLS Fund had entered into forward foreign currency contracts that obligate the Funds to repurchase/replace or sell currencies at specified future dates. The Funds enter into forward foreign currency contracts to hedge against adverse fluctuations in exchange rates between currencies. The forward foreign currency contracts' costs are included in cash, receivables and other assets or other liabilities, as applicable, in the Fund's Statement of Net Assets.

         Forward foreign currency contracts involve elements of market risk in excess of the amount reflected in the Statement of Net Assets. In addition, risk may arise upon entering into these contracts from the potential inability of the counter-parties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar.

     h) Indexed Securities -- The Funds may invest in indexed securities whose values are linked to changes in interest rates, indices, or other underlying instruments. The Funds use these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities are shown at market value in the Statement of Net Assets, if applicable. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment and there is a limit to the potential appreciation of the investment.

     i) Securities Lending -- The Funds, except for the Money Market HLS Fund, Inc., may lend their securities to certain qualified brokers who pay these Funds negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, these Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the borrower of the securities fail financially. As of June 30, 2002, the market value of securities loaned for the Hartford Growth Opportunities HLS Fund was $21,073 and the market value of collateral was $22,143. The market value of securities loaned for the Hartford Global Leaders HLS Fund was $99,859 and the market value of collateral was $104,980.

     j) Federal Income Taxes -- For federal income tax purposes, the Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code by distributing substantially all of their taxable net investment income and net realized capital gains to their shareholders or otherwise complying with the requirements of regulated investment companies. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.

 HARTFORD HLS MUTUAL FUNDS

 JUNE 30, 2002 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

     k) Fund Share Valuation and Distributions to Shareholders -- Orders for the Funds' shares are executed in accordance with the investment instructions of the contract holders. Dividend income is accrued as of the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date in the exercise of due diligence. Interest income and expenses are accrued on a daily basis. The net asset value of each Fund's shares is determined as of the close of each business day of the New York Stock Exchange (the Exchange). Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day on which the Fund is open for business are priced at the per-share net asset value determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined per-share net asset value.

         Dividends are declared by the Funds' Board of Directors based upon the investment performance of the respective Funds. The policy of all Funds except the Hartford Money Market HLS Fund, Inc. is to pay dividends from net investment income and distribute realized capital gains, if any, at least once a year.

         Hartford Money Market HLS Fund, Inc. seeks to maintain a stable net asset value per share of $1.00 by declaring a daily dividend from net investment income, including net short-term capital gains and losses, and by valuing its investments using the amortized cost method. Dividends are distributed monthly.

         Distributions from net investment income, realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gains and losses, partnerships, losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions result in reclassifications to capital accounts (see Note 6).

     l) Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

     m) Illiquid Securities -- Each Fund is permitted to invest up to 15% of its net assets in illiquid securities, except for Money Market HLS Fund, Inc., which may invest up to 10% in such securities. "Illiquid Securities" are those that may not be sold or disposed of in the ordinary course of business, at approximately the price used to determine a Fund's net asset value per share. Each Fund may also purchase certain restricted securities, which may be determined to be liquid pursuant to policies and guidelines established by the Funds' Board of Directors. As of June 30, 2002, the Funds did not hold any illiquid securities.

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3.   EXPENSES:

     a) Investment Management and Advisory Agreements -- HL Investment Advisors, LLC (HL Advisors) an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. (The Hartford), serves as investment manager to the Funds pursuant to investment management agreements approved by each Fund's Board of Directors and shareholders.

         The schedule below reflects the rates of compensation paid to HL Advisors for services rendered, a portion of which is used to compensate Wellington or HIMCO:

                      HARTFORD MONEY MARKET HLS FUND, INC.

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
All assets.........................................................     0.250%

                        HARTFORD GLOBAL LEADERS HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $250 million..............................................     0.575%
On next $250 million...............................................     0.525
On next $500 million...............................................     0.475
Over $1 billion....................................................     0.425

                     HARTFORD GROWTH OPPORTUNITIES HLS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $100 million..............................................     0.700%
Over $100 million..................................................     0.600

         Pursuant to sub-advisory agreements between HL Advisors and Wellington, Wellington provides the day-to-day investment management services to the Hartford Growth Opportunities HLS Fund and the Hartford Global Leaders HLS Fund.

         Pursuant to investment services agreements between HL Advisors and HIMCO, HIMCO provides the day-to-day investment management services to the Hartford Money Market HLS Fund, Inc. HIMCO is a wholly-owned subsidiary of The Hartford.

         Wellington and HIMCO determine the purchase and sale of portfolio securities and place such orders for execution in the name of the respective Fund. In conjunction with their investment activity, Wellington and HIMCO regularly furnish reports to the Funds' Board of Directors concerning economic forecasts, investment strategy, portfolio activity and performance of the Funds.

     b) Administrative Services Agreement -- Under the Administrative Services Agreement between Hartford Life Insurance Company (HL) and each of the following Funds; Hartford Global Leaders HLS Fund, Hartford Money Market HLS Fund, Inc., HL provides administrative services to the Funds and receives monthly compensation at the annual rate of 0.20% of each Fund's average daily net assets. The Funds assume and pay certain other expenses (including, but not limited to, accounting, custodian, state taxes and directors' fees). Directors' fees represent remuneration paid or accrued to directors not affiliated with HL or any other related company.

     c) Operating Expenses -- Allocable expenses of the Funds are charged to each Fund based on the ratio of the net assets of each fund to the combined net assets of the Funds. Non-allocable expenses are charged to each fund based on specific identification.

     d) Expense Offset -- The Funds have entered into certain expense offset arrangements with the Custodian Bank. The amount of the Funds' expense reductions is shown on the accompanying Statements of Operations as Custodian fees expense offset.

     e) Distribution Plan for Class IB shares -- Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, each Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares.

 HARTFORD HLS MUTUAL FUNDS

 JUNE 30, 2002 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

         Although the Distribution Plan provides that each Fund may pay annually up to 0.25% of the average daily net assets of a fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares, the Board of Directors waived 0.07% of this fee until April 30, 2002. Beginning May 1, 2002 the full 0.25% was charged. Under the terms of the Distribution Plan and the principal underwriting agreement, each Fund is authorized to make payments monthly to the Distributor which may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard.

4.   AFFILIATE HOLDINGS:

     As of June 30, 2002, HL Advisors, LLC held direct interests in shares as follows:

                                                                             PERCENT OF                PERCENT OF
        FUND                                                     CLASS IA   TOTAL SHARES   CLASS IB   TOTAL SHARES
        ----                                                     --------   ------------   --------   ------------
        Hartford Growth Opportunities HLS Fund................       --           --         @@--         3.77%

     @@ Due to the presentation of the financial statements in thousands, the number of shares round to zero.

5.   INVESTMENT TRANSACTIONS:

     For the six months ended June 30, 2002, aggregate purchases and sales of investment securities (excluding short-term investments) for the Hartford Growth Opportunities HLS Fund had costs of purchases equaling $587,015 and sales proceeds of $605,408. The Hartford Global Leaders HLS Fund had cost of purchases equaling $1,125,009 and sales proceeds of $884,759.

6.   RECLASSIFICATION OF CAPITAL ACCOUNTS:

     In accordance with AICPA Statement of Position 93-2, Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, the Funds have recorded several reclassifications in their capital accounts. These reclassifications had no impact on the net asset value per share of the Funds and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of December 31, 2001, the Hartford Global Leaders HLS Fund had a reclassification in accumulated undistributed net investment loss of $(182), a reclassification in accumulated undistributed net realized gain of $179, and a reclassification in capital surplus of $3.

7.   CAPITAL LOSS CARRY FORWARD:

     For federal income tax purposes, the Hartford Global Leaders HLS Fund had a capital loss carryover at, December 31, 2001, in the amount of $158,795, which, if not offset by subsequent capital gains, will expire in 2009.

8.   DISTRIBUTION TO SHAREHOLDERS:

     The tax character of distributions paid by the Hartford Global Leaders HLS Fund during 2001 was $64,484 from ordinary income and $2,760 from long-term capital gains. The Hartford Money Market HLS Fund, Inc. paid $60,232 from ordinary income.

     As of December 31, 2001, the components of distributable earnings on tax basis for the Hartford Global Leaders HLS Fund were undistributed ordinary income of $399, and undistributed unrealized appreciation of $26,521. The Hartford Money Market HLS Fund, Inc. had undistributed ordinary income of $3,020.

     The difference between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and on investments in passive foreign investment companies.

--------------------------------------------------------------------------------

9.   CAPITAL SHARE TRANSACTIONS:

     The following information is for the six months ended June 30, 2002:

                                             HARTFORD GROWTH                HARTFORD                   HARTFORD
                                              OPPORTUNITIES              GLOBAL LEADERS              MONEY MARKET
                                                 HLS FUND                   HLS FUND                HLS FUND, INC.
                                         ------------------------   ------------------------   ------------------------
                                           SHARES       AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT
                                         ----------   -----------   ----------   -----------   ----------   -----------
        CLASS IA
        Shares sold....................         369   $     7,724      361,742   $   503,663    3,321,959   $ 3,321,959
        Shares issued on reinvestment
          of distributions.............          --            --          291           379       15,044        15,044
        Shares redeemed................      (2,202)      (46,605)    (186,675)     (261,523)  (3,151,411)   (3,151,411)
                                         ----------   -----------   ----------   -----------   ----------   -----------
        Net Increase (Decrease)........      (1,833)  $   (38,881)     175,358   $   242,519      185,592   $   185,592
                                         ==========   ===========   ==========   ===========   ==========   ===========

                                                 HARTFORD                   HARTFORD                   HARTFORD
                                           GROWTH OPPORTUNITIES          GLOBAL LEADERS              MONEY MARKET
                                                 HLS FUND                   HLS FUND                HLS FUND, INC.
                                         ------------------------   ------------------------   ------------------------
                                           SHARES       AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT
                                         ----------   -----------   ----------   -----------   ----------   -----------
        CLASS IB
        Shares sold....................          13           256        7,635        10,634      153,775       153,775
        Shares issued on reinvestment
          of distributions.............          --            --           15            20        1,207         1,207
        Shares redeemed................          --            --       (2,170)       (2,985)    (109,529)     (109,529)
                                         ----------   -----------   ----------   -----------   ----------   -----------
        Net Increase (Decrease)........          13           256        5,480         7,669       45,453        45,453
                                         ==========   ===========   ==========   ===========   ==========   ===========

     The following information is for the year ended December 31, 2001:

                                                 HARTFORD                   HARTFORD                   HARTFORD
                                           GROWTH OPPORTUNITIES          GLOBAL LEADERS              MONEY MARKET
                                                 HLS FUND                   HLS FUND                HLS FUND, INC.
                                         ------------------------   ------------------------   ------------------------
                                           SHARES       AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT
                                         ----------   -----------   ----------   -----------   ----------   -----------
        CLASS IA
        Shares sold....................         781   $    22,152      296,824   $   433,293   10,370,478   $10,370,478
        Shares issued on reinvestment
          of distributions.............       9,535       218,095        5,746         8,550       57,052        57,052
        Shares redeemed................      (3,139)      (88,292)    (292,111)     (422,562)  (9,802,285)   (9,802,285)
                                         ----------   -----------   ----------   -----------   ----------   -----------
        Net Increase (Decrease)........       7,177   $   151,955       10,459   $    19,281      625,245   $   625,245
                                         ==========   ===========   ==========   ===========   ==========   ===========

                                                 HARTFORD
                                              GLOBAL LEADERS                HARTFORD
                                                HLS FUND.                 MONEY MARKET
                                              SHARES AMOUNT              HLS FUND, INC.
                                         ------------------------   ------------------------
                                           SHARES       AMOUNT        SHARES       AMOUNT
                                         ----------   -----------   ----------   -----------
        CLASS IB
        Shares sold....................      23,053   $    35,468      596,786   $   596,786
        Shares issued on reinvestment
          of distributions.............         468           694        3,180         3,180
        Shares redeemed................      (3,971)       (5,779)    (484,107)     (484,107)
                                         ----------   -----------   ----------   -----------
        Net Increase (Decrease)........      19,550   $    30,383      115,859   $   115,859
                                         ==========   ===========   ==========   ===========

 HARTFORD HLS MUTUAL FUNDS

 JUNE 30, 2002 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

10. LINE OF CREDIT:

     The Funds, except for the Hartford Money Market HLS Fund, Inc., participate in a $550,000,000 committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the Funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment, which has not been utilized. During the six months ended June 30, 2002, the Funds did not have any borrowings under this facility.

11. HARTFORD LIFE ACQUISITION:

     On April 2, 2001, Hartford Life and Accident Insurance Company ("Hartford Life") acquired Fortis Advisers, Inc. ("Fortis Advisers") and its subsidiaries, including Fortis Investors, Inc. ("Fortis Investors"). Hartford Life is a subsidiary of The Hartford Financial Services Group ("The Hartford"), a publicly held company.

     Maryland Redomestication: On April 29, 2002, Hartford Growth Opportunities HLS Fund, was redomesticated as a series of a New Maryland Corporation, Hartford HLS Series Fund II, Inc.

12. FUND MERGERS

     REORGANIZATION OF CERTAIN SERIES OF HARTFORD HLS SERIES FUND II, INC. At a special meeting of shareholders, held on April 29, 2002, shareholders of Fortis Global Growth Series and Fortis Money Market Series (each a "Fortis Fund") approved a proposed Agreement and Plan of Reorganization between Hartford HLS Series Fund II, Inc. and the Hartford HLS Mutual Funds (the "Plan").

     Fortis Global Growth Series merged into Hartford Global Leaders HLS Fund Fortis Money Market Series merged into Hartford Money Market HLS Fund, Inc.

     The final voting results were as follows:

                                                                      SHARES VOTED   SHARES VOTED    SHARES
                                                                          FOR          AGAINST      ABSTAINED
                                                                      ------------   ------------   ---------
        Fortis Global Growth Series.................................     13,220          553            950
        Fortis Money Market Series..................................     10,149          304          1,114

     Under the terms of the Plan, and pursuant to the approval by shareholders of each Fortis Fund, the assets of each Fortis Fund were acquired by a corresponding series of the Hartford HLS Mutual Funds (the "Hartford Fund") on April 30, 2002. The Hartford Fund acquired the Fortis Fund's assets in exchange for the Hartford Fund's shares, which were distributed pro rata by each Fortis Fund to the holders of its shares on April 30, 2002, in complete liquidation of the Fortis Fund.

     The mergers were accomplished by tax free exchanges as detailed below:

        HARTFORD GLOBAL LEADERS HLS FUND                              CLASS IA    CLASS IB
        --------------------------------                              ---------   --------
        Net assets of Fortis Global Growth on April 30, 2002........    253,327        --
        Fortis Global Growth shares exchanged.......................     17,918        --
        Hartford Global Leaders shares issued.......................    183,080        --
        Net assets of Hartford Global Leaders immediately before the
          merger....................................................    469,286    52,090
        Net assets of Hartford Global Leaders immediately after the
          merger....................................................    722,613    52,090

--------------------------------------------------------------------------------

        HARTFORD MONEY MARKET HLS FUND, INC.                          CLASS IA    CLASS IB
        ------------------------------------                          ---------   --------
        Net assets of Fortis Money Market on April 30, 2002.........    122,443        --
        Fortis Money Market shares exchanged........................     11,346        --
        Hartford Money Market shares issued.........................    122,443        --
        Net assets of Hartford Money Market immediately before the
          merger....................................................  1,794,364   166,561
        Net assets of Hartford Money Market immediately after the
          merger....................................................  1,916,807   166,561

     The Fortis Global Growth Series and Fortis Money Market Series had unrealized appreciation (depreciation), accumulated net realized gains (losses) and capital stock as follows:

                                                                                     ACCUMULATED
                                                                      UNREALIZED         NET
                                                                     APPRECIATION     REALIZED
        FUND                                                        (DEPRECIATION)    (LOSSES)     CAPITAL STOCK
        ----                                                        --------------   -----------   -------------
        Fortis Global Growth Series...............................      9,623          (3,966)        247,671
        Fortis Money Market Series................................         --              --         122,443

13. CHANGE IN INDEPENDENT AUDITORS:

     On April 30, 2002, Ernst & Young LLP replaced Arthur Andersen LLP as independent auditors of the Hartford Money Market HLS Fund, Inc. The reports of Arthur Andersen LLP on the financial statements of the Funds for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle. In connection with its audits for the two most recent fiscal years and through April 30, 2002, there have been no disagreements with Arthur Andersen LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Arthur Andersen LLP, would have caused them to make reference thereto in their report on the financial statements for such years.

 HARTFORD HLS MUTUAL FUNDS

 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  -- SELECTED PER-SHARE DATA (3) --
                                    ---------------------------------------------------------------
                                                             NET REALIZED
                                                                 AND
                                    NET ASSET      NET        UNREALIZED      TOTAL      DIVIDENDS
                                    VALUE AT    INVESTMENT       GAIN          FROM       FROM NET
                                    BEGINNING     INCOME      (LOSS) ON     INVESTMENT   INVESTMENT
                                    OF PERIOD     (LOSS)     INVESTMENTS    OPERATIONS     INCOME
                                    ---------   ----------   ------------   ----------   ----------
HARTFORD GROWTH OPPORTUNITIES HLS
 FUND
   For the Six Months Ended June
     30, 2002 (Unaudited)
   Class IA........................   22.660       (0.026)       (4.052)       (4.078)         --
   From inception May 1, 2002
     through June 30, 2002
     (Unaudited)
   Class IB........................   21.362       (0.010)       (2.777)       (2.787)         --
   For the Year Ended December 31,
     2001
   Class IA........................   40.660           --        (9.210)       (9.210)         --
   For the Year Ended December 31,
     2000
   Class IA........................   45.140       (0.030)        2.990         2.960          --
   For the Year Ended December 31,
     1999
   Class IA........................   41.090       (0.050)       17.420        17.370      (0.090)
   For the Year Ended December 31,
     1998
   Class IA........................   36.640        0.090         6.400         6.490      (0.130)
   For the Year Ended December 31,
     1997
   Class IA........................   32.590        0.120         3.930         4.050          --
HARTFORD GLOBAL LEADERS HLS FUND
   For the Six Months Ended June
     30, 2002 (Unaudited)
   Class IA........................    1.440        0.006        (0.121)       (0.115)     (0.001)
   Class IB........................    1.440        0.007        (0.127)       (0.120)         --
   For the Year Ended December 31,
     2001
   Class IA........................    1.759        0.011        (0.305)       (0.294)     (0.008)
   Class IB........................    1.757        0.008        (0.302)       (0.294)     (0.006)
   For the Year Ended December 31,
     2000
   Class IA........................    1.913        0.008        (0.142)       (0.134)     (0.009)
   Class IB........................    1.912       (0.006)       (0.130)       (0.136)     (0.008)
   For the Year Ended December 31,
     1999
   Class IA........................    1.285        0.003         0.642         0.645      (0.003)
   Class IB........................    1.285        0.007         0.634         0.641          --
   From inception, September 30,
     1998 through December 31, 1998
   Class IA........................    1.000        0.001         0.318         0.319      (0.002)
   Class IB........................    1.000        0.002         0.316         0.318      (0.001)
HARTFORD MONEY MARKET HLS FUND,
 INC.
   For the Six Months Ended June
     30, 2002 (Unaudited)
   Class IA........................    1.000        0.008            --         0.008      (0.008)
   Class IB........................    1.000        0.007            --         0.007      (0.007)
   For the Year Ended December 31,
     2001
   Class IA........................    1.000        0.038            --         0.038      (0.038)
   Class IB........................    1.000        0.036            --         0.036      (0.036)
   For the Year Ended December 31,
     2000
   Class IA........................    1.000        0.059            --         0.059      (0.059)
   Class IB........................    1.000        0.058            --         0.058      (0.058)
   For the Year Ended December 31,
     1999
   Class IA........................    1.000        0.070            --         0.070      (0.070)
   Class IB........................    1.000        0.068            --         0.068      (0.068)
   For the Year Ended December 31,
     1998
   Class IA........................    1.000        0.051            --         0.051      (0.051)
   From inception April 1, 1998
     through December 31, 1998
   Class IB........................    1.000        0.037            --         0.037      (0.037)
   For the Year Ended December 31
     1997..........................    1.000        0.049            --         0.049      (0.049)

                                                  -- SELECTED PER-SHARE DATA (3) --
                                     ----------------------------------------------

                                                      DISTRIBUTIONS
                                       DIVIDENDS          FROM
                                      IN EXCESS OF    NET REALIZED    DISTRIBUTIONS
                                     NET INVESTMENT     GAINS ON          FROM
                                         INCOME        INVESTMENTS       CAPITAL
                                     --------------   -------------   -------------
HARTFORD GROWTH OPPORTUNITIES HLS
 FUND
   For the Six Months Ended June
     30, 2002 (Unaudited)
   Class IA........................         --                 --           --
   From inception May 1, 2002
     through June 30, 2002
     (Unaudited)
   Class IB........................         --                 --           --
   For the Year Ended December 31,
     2001
   Class IA........................         --             (8.790)          --
   For the Year Ended December 31,
     2000
   Class IA........................         --             (7.440)          --
   For the Year Ended December 31,
     1999
   Class IA........................         --            (13.320)          --
   For the Year Ended December 31,
     1998
   Class IA........................         --             (2.040)          --
   For the Year Ended December 31,
     1997
   Class IA........................         --                 --           --
HARTFORD GLOBAL LEADERS HLS FUND
   For the Six Months Ended June
     30, 2002 (Unaudited)
   Class IA........................         --                 --           --
   Class IB........................         --                 --           --
   For the Year Ended December 31,
     2001
   Class IA........................         --             (0.017)          --
   Class IB........................         --             (0.017)          --
   For the Year Ended December 31,
     2000
   Class IA........................         --             (0.011)          --
   Class IB........................         --             (0.011)          --
   For the Year Ended December 31,
     1999
   Class IA........................         --             (0.014)          --
   Class IB........................         --             (0.014)          --
   From inception, September 30,
     1998 through December 31, 1998
   Class IA........................         --             (0.032)          --
   Class IB........................         --             (0.032)          --
HARTFORD MONEY MARKET HLS FUND,
 INC.
   For the Six Months Ended June
     30, 2002 (Unaudited)
   Class IA........................         --             (0.000)          --
   Class IB........................         --             (0.000)          --
   For the Year Ended December 31,
     2001
   Class IA........................         --                 --           --
   Class IB........................         --                 --           --
   For the Year Ended December 31,
     2000
   Class IA........................         --                 --           --
   Class IB........................         --                 --           --
   For the Year Ended December 31,
     1999
   Class IA........................         --                 --           --
   Class IB........................         --                 --           --
   For the Year Ended December 31,
     1998
   Class IA........................         --                 --           --
   From inception April 1, 1998
     through December 31, 1998
   Class IB........................         --                 --           --
   For the Year Ended December 31
     1997..........................         --                 --           --

---------------
(1) Annualized.
(2) Not annualized.
(3) Information presented relates to a share of capital stock outstanding for the indicated period.
(4) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                    -- RATIOS AND SUPPLEMENTAL DATA --
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   RATIO OF     RATIO OF     RATIO OF
                                                                                   EXPENSES     EXPENSES       NET
                                       NET ASSET                  NET ASSETS      TO AVERAGE   TO AVERAGE   INVESTMENT
                      NET INCREASE     VALUE AT                    AT END OF      NET ASSETS   NET ASSETS     INCOME       PORTFOLIO
        TOTAL        (DECREASE) IN        END       TOTAL           PERIOD          AFTER        BEFORE     TO AVERAGE     TURNOVER
    DISTRIBUTIONS   NET ASSETS VALUE   OF PERIOD    RETURN      (000'S OMITTED)    WAIVERS      WAIVERS     NET ASSETS     RATE (4)
    -------------   ----------------   ---------   --------     ---------------   ----------   ----------   ----------     ---------
             --           (4.078)        18.582      (18.00)         585.093          0.67(1)      0.67(1)   (0.24)(1)         87
             --           (2.787)        18.575      (18.10)             233          0.92(1)      0.92(1)   (0.49)(1)         87
         (8.790)         (18.000)        22.660      (22.85)         755,068          0.65         0.65         (0.01)        228
         (7.440)          (4.480)        40.660        3.99        1,063,005          0.64         0.64         (0.08)        120
        (13.230)           4.050         45.140       55.17        1,044,728          0.66         0.66         (0.18)        175
         (1.910)           4.450         41.090       19.01          762,354          0.65         0.65          0.21         106
             --            4.050         36.640       12.42          707,155          0.66         0.66          0.33          19
         (0.001)          (0.116)         1.324       (8.21)         676,758          0.80(1)      0.80(1)       1.22(1)      154
             --           (0.120)         1.320       (8.32)          52,468          1.00(1)      1.05(1)       1.02(1)      154
         (0.025)          (0.319)         1.440      (16.58)         484,661          0.81         0.81          0.71         363
         (0.023)          (0.317)         1.440      (16.73)          49,356          0.99         1.06          0.53         363
         (0.020)          (0.154)         1.759       (7.06)         572,517          0.81         0.81          0.63         367
         (0.019)          (0.155)         1.757       (7.22)          25,869          0.99         1.06          0.45         367
         (0.017)           0.628          1.913       50.37          179,675          0.86         0.91          0.54         207
         (0.014)           0.627          1.912       50.11               69          1.04         1.16          0.36         207
         (0.034)           0.285          1.285       31.88(2)         5,761          0.89(1)      1.46(1)       0.63(1)       48
         (0.033)           0.285          1.285       31.82(2)            39          0.98(1)      1.55(1)       0.59(1)       48
         (0.008)              --          1.000        0.79        2,053,113          0.48(1)      0.48(1)       1.63(1)       --
         (0.007)              --          1.000        0.70          197,581          0.68(1)      0.73(1)       1.43(1)       --
         (0.038)              --          1.000        3.87        1,867,520          0.48         0.48          3.58          --
         (0.036)              --          1.000        3.68          152,129          0.66         0.73          3.40          --
         (0.059)              --          1.000        6.10        1,242,275          0.48         0.48          5.91          --
         (0.058)              --          1.000        5.91           36,270          0.66         0.73          5.73          --
         (0.070)              --          1.000        4.89        1,257,436          0.47         0.47          4.81          --
         (0.068)              --          1.000        4.71            8,804          0.65         0.72          4.63          --
         (0.051)              --          1.000        5.25          872,486          0.45         0.45          5.12          --
         (0.037)              --          1.000        3.76(2)         2,179          0.64(1)      0.64(1)       4.81(1)       --
         (0.049)              --          1.000        5.31          612,480          0.44         0.44          5.21          --

 THE HARTFORD MUTUAL FUNDS, INC.

 BOARD OF DIRECTORS AND OFFICER INFORMATION
--------------------------------------------------------------------------------

The Board of Directors ("Board") is responsible for overall management of the Funds. The Board may exercise all powers of the Funds, except those powers which are conferred solely upon or reserved to the shareholders. The Fund's Statement of Additional Information (SAI) includes additional information about the Board and is available without charge, upon request, by calling 1-800-862-6668. The following table provides information about the members of the Board, as well as, officers of the Funds.

NON-INTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   NUMBER OF
                                              TERM OF                                            PORTFOLIOS IN
                            POSITION HELD   OFFICE* AND                                          FUND COMPLEX          OTHER
                              WITH THE       LENGTH OF          PRINCIPAL OCCUPATION(S)           OVERSEEN BY      DIRECTORSHIPS
NAME, AGE AND ADDRESS          COMPANY      TIME SERVED           DURING PAST 5 YEARS              DIRECTOR       HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
WINIFRED ELLEN COLEMAN        Director      Since 1995   Ms. Coleman has served as President of       48        Ms. Coleman is a
(age 69)                                                 Saint Joseph College since 1991 and                    Director of LeMoyne
c/o Hartford Mutual Funds                                President of Cashel House, Ltd.                        College, St. Francis
P.O. Box 2999                                            (retail) since 1985.                                   Hospital and
Hartford, CT 06104-2999                                                                                         Connecticut Higher
                                                                                                                Education Student
                                                                                                                Loan Administration.
------------------------------------------------------------------------------------------------------------------------------------
DUANE E. HILL                 Director      Since 2001   Mr. Hill is Partner Emeritus and a           48        None
(age 56)                                                 founding partner of TSG Capital Group,
c/o Hartford Mutual Funds                                a private equity investment firm that
P.O. Box 2999                                            serves as sponsor and lead investor in
Hartford, CT 06104-2999                                  leveraged buyouts of middle market
                                                         companies. Mr. Hill is also a Partner
                                                         of TSG Ventures L.P., a private equity
                                                         investment company that invests
                                                         primarily in minority-owned small
                                                         businesses. Mr. Hill currently serves
                                                         as Chairman of the City of Stamford,
                                                         CT Planning Board and a director of
                                                         the Stamford Cultural Development
                                                         Corporation.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM ATCHISON O'NEILL      Director      Since 1992   The Honorable William A. O'Neill             48        None
(age 71)                                                 served as Governor of the State of
c/o Hartford Mutual Funds                                Connecticut from 1980 until 1991. He
P.O. Box 2999                                            is presently retired.
Hartford, CT 06104-2999
------------------------------------------------------------------------------------------------------------------------------------
MILLARD HANDLEY PRYOR, JR.    Director      Since 1977   Mr. Pryor has served as Managing             48        Mr. Pryor is a
(age 68)                                                 Director of Pryor & Clark Company                      Director of Pryor &
c/o Hartford Mutual Funds                                (real estate investment), Hartford,                    Clark Company,
P.O. Box 2999                                            Connecticut, since June, 1992.                         Corcap, Inc.
Hartford, CT 06104-2999                                                                                         (inactive
                                                                                                                corporation),
                                                                                                                Hoosier Magnetics,
                                                                                                                Inc. (manufacturer
                                                                                                                of magnetic ferrite
                                                                                                                materials), Infodata
                                                                                                                Systems, Inc.
                                                                                                                (software company)
                                                                                                                and CompuDyne
                                                                                                                Corporation
                                                                                                                (security products
                                                                                                                and services).
------------------------------------------------------------------------------------------------------------------------------------
*Term of Office: Each director may serve until his or her successor is elected and qualifies.

See Notes to Financial Statements.

 THE HARTFORD MUTUAL FUNDS, INC.

 BOARD OF DIRECTORS AND OFFICER INFORMATION
--------------------------------------------------------------------------------

NON-INTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   NUMBER OF
                                              TERM OF                                            PORTFOLIOS IN
                            POSITION HELD   OFFICE* AND                                          FUND COMPLEX          OTHER
                              WITH THE       LENGTH OF          PRINCIPAL OCCUPATION(S)           OVERSEEN BY      DIRECTORSHIPS
NAME, AGE AND ADDRESS          COMPANY      TIME SERVED           DURING PAST 5 YEARS              DIRECTOR       HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
JOHN KELLEY SPRINGER          Director      Since 1978   Mr. Springer currently serves as             48        Mr. Springer is a
(age 70)                                                 Chairman of Medspan, Inc. (health                      Director of Hartford
c/o Hartford Mutual Funds                                maintenance organization).                             Hospital, and CHS
P.O. Box 2999                                                                                                   Insurance Ltd.
Hartford, CT 06104-2999
------------------------------------------------------------------------------------------------------------------------------------

*Term of Office: Each director may serve until his or her successor is elected and qualifies.

 THE HARTFORD MUTUAL FUNDS, INC.

--------------------------------------------------------------------------------

INTERESTED DIRECTORS AND OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                               TERM OF                                          PORTFOLIOS IN
                            POSITION HELD    OFFICE* AND                                        FUND COMPLEX          OTHER
                               WITH THE       LENGTH OF         PRINCIPAL OCCUPATION(S)          OVERSEEN BY      DIRECTORSHIPS
NAME, AGE AND ADDRESS          COMPANY       TIME SERVED          DURING PAST 5 YEARS             DIRECTOR       HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
LOWNDES ANDREW SMITH**      Director and     Since 1996   Mr. Smith served as Vice Chairman of       48        Mr. Smith is a
(age 62)                    Chairman                      Hartford Financial Services Group,                   Director of
c/o Hartford Mutual Funds                                 Inc. from February 1997 to January                   Connecticut
P.O. Box 2999                                             2002, as President and Chief                         Children's Medical
Hartford, CT 06104-2999                                   Executive Officer of Hartford Life,                  Center, American
                                                          Inc. from February 1997 to January                   Counsel of Life
                                                          2002, and as President and Chief                     Insurance, and
                                                          Operating Officer of The Hartford                    Insurance
                                                          Life Insurance Companies from                        Marketplace
                                                          January 1989 to January 2002.                        Standards
                                                                                                               Association.
-----------------------------------------------------------------------------------------------------------------------------------
DAVID M. ZNAMIEROWSKI**     President and    Since 1999   Mr. Znamierowski currently serves as       71        None
(age 41)                    Director                      President of Hartford Investment
c/o Hartford Mutual Funds                                 Management Company ("HIMCO") and
P.O. Box 2999                                             Senior Vice President, Chief
Hartford, CT 06104-2999                                   Investment Officer and Director of
                                                          Investment Strategy for Hartford
                                                          Life, Inc. Mr. Znamierowski is also
                                                          a Managing Member and Senior Vice
                                                          President of Hartford Investment
                                                          Financial Services, LLC ("HIFSCO")
                                                          and HL Investment Advisors, LLC ("HL
                                                          Advisors").
-----------------------------------------------------------------------------------------------------------------------------------
BRUCE FERRIS                Vice President   Since 2002   Mr. Ferris serves as Vice President       N/A        N/A
(age 46)                                                  and a director of sales and
P.O. Box 2999                                             marketing in the Investment Products
Hartford, CT 06104-2999                                   Division of Hartford Life Insurance
                                                          Company.
-----------------------------------------------------------------------------------------------------------------------------------
RYAN JOHNSON                Vice President   Since 2002   Mr. Johnson has served as Vice            N/A        N/A
(age 41)                                                  President and a director of sales
P.O. Box 2999                                             and marketing in the Investment
Hartford, CT 06104-2999                                   Products Division of Hartford Life
                                                          Insurance Company since 1999.
                                                          Previously he was with Guardian
                                                          Insurance Company in New York, New
                                                          York.
-----------------------------------------------------------------------------------------------------------------------------------
STEPHEN T. JOYCE            Vice President   Since 2000   Mr. Joyce currently serves as Senior      N/A        N/A
(age 42)                                                  Vice President and director of
c/o Hartford Mutual Funds                                 investment products management for
P.O. Box 2999                                             Hartford Life Insurance Company.
Hartford, CT 06104-2999                                   Previously he served as Vice
                                                          President (1997-1999) and Assistant
                                                          Vice President (1994-1997) of
                                                          Hartford Life Insurance Company.
-----------------------------------------------------------------------------------------------------------------------------------
DAVID N. LEVENSON           Vice President   Since 2000   Mr. Levenson serves as Senior Vice        N/A        N/A
(age 35)                                                  President of Hartford Life Insurance
c/o Hartford Mutual Funds                                 Company and is responsible for the
P.O. Box 2999                                             Company's mutual funds line of
Hartford, CT 06104-2999                                   business and its corporate
                                                          retirement plans line of business.
                                                          Mr. Levenson joined The Hartford in
                                                          1995. Mr. Levenson is also a senior
                                                          vice president of HIFSCO.
-----------------------------------------------------------------------------------------------------------------------------------

 THE HARTFORD MUTUAL FUNDS, INC.

 BOARD OF DIRECTORS AND OFFICER INFORMATION
--------------------------------------------------------------------------------

INTERESTED DIRECTORS AND OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                               TERM OF                                          PORTFOLIOS IN
                            POSITION HELD    OFFICE* AND                                        FUND COMPLEX          OTHER
                               WITH THE       LENGTH OF         PRINCIPAL OCCUPATION(S)          OVERSEEN BY      DIRECTORSHIPS
NAME, AGE AND ADDRESS          COMPANY       TIME SERVED          DURING PAST 5 YEARS             DIRECTOR       HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
THOMAS MICHAEL MARRA        Vice President   Since 1996   Mr. Marra is President and Chief          N/A        N/A
(age 43)                                                  Operating Officer of Hartford Life,
c/o Hartford Mutual Funds                                 Inc. He is also a member of the
P.O. Box 2999                                             Board of Directors and a member of
Hartford, CT 06104-2999                                   the Office of the Chairman for The
                                                          Hartford Financial Services Group,
                                                          Inc., the parent company of Hartford
                                                          Life. Named President of Hartford
                                                          Life in 2001 and COO in 2000, Mr.
                                                          Marra served as Executive Vice
                                                          President and Director of Hartford
                                                          Life's Investment Products Division
                                                          from 1998 to 2000. He was head of
                                                          the company's Individual Life and
                                                          Annuities Division from 1994 to 1998
                                                          after being promoted to Senior Vice
                                                          President in 1994 and to Executive
                                                          Vice President in 1996. From 1990 to
                                                          1994, Mr. Marra was Vice President
                                                          and Director of Individual
                                                          Annuities. Mr. Marra is also a
                                                          Managing Member and Executive Vice
                                                          President of HIFSCO and HL Advisors.
-----------------------------------------------------------------------------------------------------------------------------------
JOHN C. WALTERS             Vice President   Since 2000   Mr. Walters serves as Executive Vice      N/A        N/A
(age 39)                                                  President and Director of the
c/o Hartford Mutual Funds                                 Investment Products Division of
P.O. Box 2999                                             Hartford Life Insurance Company.
Hartford, CT 06104-2999                                   Previously Mr. Walters was with
                                                          First Union Securities. Mr. Walters
                                                          is also a Managing Member and
                                                          Executive Vice President of HIFSCO
                                                          and HL Advisors.
-----------------------------------------------------------------------------------------------------------------------------------
TAMARA L. FAGELY            Vice             Since 2002   Ms. Fagely has been Vice President        N/A        N/A
(age 43)                    President,                    of Hartford Administrative Services
500 Bielenberg Drive        Assistant                     Company ("HASCO") since 1998. Prior
Woodbury, MN 55125          Controller and                to 1998, she was Second Vice
                            Assistant                     President of HASCO. She also has
                            Treasurer                     served as Assistant Vice President
                                                          of Hartford Life Insurance Company
                                                          since December 2001.
-----------------------------------------------------------------------------------------------------------------------------------
GEORGE RICHARD JAY          Vice             Since 1996   Mr. Jay has served as Secretary and       N/A        N/A
(age 49)                    President,                    Director, Life and Equity Accounting
c/o Hartford Mutual Funds   Controller and                and Financial Control, of Hartford
P.O. Box 2999               Treasurer                     Life Insurance Company since 1987.
Hartford, CT 06104-2999
-----------------------------------------------------------------------------------------------------------------------------------

 THE HARTFORD MUTUAL FUNDS, INC.

--------------------------------------------------------------------------------

INTERESTED DIRECTORS AND OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                               TERM OF                                          PORTFOLIOS IN
                            POSITION HELD    OFFICE* AND                                        FUND COMPLEX          OTHER
                               WITH THE       LENGTH OF         PRINCIPAL OCCUPATION(S)          OVERSEEN BY      DIRECTORSHIPS
NAME, AGE AND ADDRESS          COMPANY       TIME SERVED          DURING PAST 5 YEARS             DIRECTOR       HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
KEVIN J. CARR               Vice President   Since 1996   Mr. Carr has served as Assistant          N/A        N/A
(age 47)                    and Secretary                 General Counsel since 1999, Counsel
c/o Hartford Mutual Funds                                 since November 1996 and Associate
P.O. Box 2999                                             Counsel since November 1995, of The
Hartford, CT 06104-2999                                   Hartford Financial Services Group,
                                                          Inc. Mr. Carr is also Counsel and
                                                          Assistant Secretary of HL Advisors
                                                          and HIFSCO and Assistant Secretary
                                                          of HIMCO.
-----------------------------------------------------------------------------------------------------------------------------------

 *Term of Office: Each officer and director may serve until his or her successor is elected and qualifies.

**"Interested person", as defined in the 1940 Act, of the Company because of the person's affiliation with, or equity ownership of, HIFSCO or affiliated companies.

                                [HARTFORD LOGO]

                        PRIVACY POLICY AND PRACTICES OF
                  THE HARTFORD FINANCIAL SERVICES GROUP, INC.
                       AND ITS AFFILIATES (THE HARTFORD)

              APPLICABLE TO THE HARTFORD'S UNITED STATES CUSTOMERS

WE AT THE HARTFORD value your trust and are committed to the responsible management, use, and protection of personal information. When we refer to "you" we mean those individuals who have provided us with personal information in conjunction with inquiring about, applying for, or obtaining, a financial product or service from The Hartford to be used primarily for personal, family or household purposes. All financial service companies collect a certain amount of personal information to service customers and administer business. This notice describes our policy regarding the collection, disclosure, and protection of personal information.

PERSONAL INFORMATION, as used in this notice, means information that identifies an individual personally and is not otherwise available to the public. It includes PERSONAL FINANCIAL INFORMATION such as credit history, income, financial benefits, policy or claim information. It also includes PERSONAL HEALTH INFORMATION such as individual medical records or information about an illness, disability or injury.

We collect personal information to service your transactions with us and to support our business operations. We may obtain personal information directly from you, from your transactions with us, and from third parties such as a consumer reporting agency. Depending on the type of product or service you apply for or obtain from us, personal information such as name, address, income, payment history or credit history may be gathered from sources such as applications, transactions and consumer reports.

To serve you and administer our business, we may share certain personal financial information, only as permitted by law, with affiliates, such as our insurance companies, our banks, our employee agents, our brokerage firms, and our administrators.

We may also share personal information, only as permitted by law, with unaffiliated third parties, including independent agents, brokerage firms, insurance companies, administrators and service providers who help us serve you and administer our business. In addition, as permitted by law, we may share certain personal financial information with other unaffiliated third parties who assist us by performing services or functions, such as conducting surveys, marketing our products or services, or offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your personal information with anyone for purposes unrelated to The Hartford's business operations without offering you the opportunity to "opt-out" or "opt-in" as required by law.

We only disclose personal health information with your proper written authorization or as otherwise permitted or required by law.

Our employees have access to personal information in the course of doing their jobs, which includes underwriting policies, paying claims, developing new products or advising customers of our products and services.

We use manual and electronic security procedures to maintain the confidentiality and integrity of personal information in our possession and guard against its unauthorized access. Some techniques we employ to protect information include secured files, user authentication, encryption, firewall technology and the use of detection software.

We are responsible for identifying information that must be protected, providing an adequate level of protection for that data and granting access to protected data only to individuals who must use it in the performance of their job-related duties. Employees who violate our Privacy Policy will be subject to disciplinary action, which may include termination.

At the inception of our business relationship and annually after that, we will provide a copy of our current Privacy Policy to those individuals who have obtained our products or services and maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding personal information even when a business relationship no longer exists between us.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford:

First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; The Hartford Bank, FSB; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Lloyd's Insurance Company; Hartford Securities Distribution Company, Inc.; Hartford Specialty Company; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; International Corporate Marketing Group, Inc.; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Trumbull Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property & Casualty Ins. Co. of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.